Net finance (costs) income (Tables)	12 Months Ended
Dec. 31, 2019
Net finance (costs) income:
Schedule of net finance (costs) income

	2019	2018

Interest income	$1,520	$362
Foreign exchange gain	—	384
Finance income	1,520	746

Interest expense on lease liability (note 6)	(16)	—
Interest and bank charges	(14)	(5)
Foreign exchange loss	(1,856)	—
Finance costs	(1,886)	(5)
Net finance (loss) income	$(366)	$741